Loss before income tax - Summary of Loss Before Income Tax (Parenthetical) (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	$ 791,000	$ 1,889,000	$ 2,548,000	$ 4,445,000
Income Statement Functional Expense Categories
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	791,099	1,888,900	2,547,999	4,444,545
Income Statement Functional Expense Categories | Research and development
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	55,815	1,047,388	852,874	2,691,605
Income Statement Functional Expense Categories | Manufacturing and commercialization
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	80,365	123,430	(103,354)	334,187
Income Statement Functional Expense Categories | Management and administration
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	$ 654,919	$ 718,082	$ 1,798,479	$ 1,418,753